Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of concentration of insurance risk by region and line of business

	Canada		United States		Asia(1)		International(2)		Total(3)
For the years ended December 31	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Property	1,343.7	1,229.1	4,966.1	3,912.4	984.5	849.2	2,418.2	2,141.9	9,712.5	8,132.6
Casualty	1,243.4	1,159.0	12,004.9	10,364.0	606.6	549.8	1,823.0	1,659.5	15,677.9	13,732.3
Specialty	258.3	223.3	871.6	755.6	343.2	277.4	698.2	674.8	2,171.3	1,931.1
Total	2,845.4	2,611.4	17,842.6	15,032.0	1,934.3	1,676.4	4,939.4	4,476.2	27,561.7	23,796.0

Insurance	2,686.2	2,475.1	13,080.8	11,448.6	789.8	739.7	3,608.6	3,341.0	20,165.4	18,004.4
Reinsurance	159.2	136.3	4,761.8	3,583.4	1,144.5	936.7	1,330.8	1,135.2	7,396.3	5,791.6
	2,845.4	2,611.4	17,842.6	15,032.0	1,934.3	1,676.4	4,939.4	4,476.2	27,561.7	23,796.0
(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and South Korea, and the Middle East.
(2)	The International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.
(3)	Excludes Eurolife’s life insurance operations’ gross premiums written of $350.9 in 2022 and 114.2 in 2021. Eurolife was consolidated on July 14, 2021.

Schedule of gross credit risk exposure

	December 31,	December 31,
	2022	2021
Cash and short term investments	10,386.0	22,795.5
Investments in debt instruments:
U.S. sovereign government(1)	14,378.8	3,957.9
Other sovereign government rated AA/Aa or higher(1)(2)	2,413.5	1,074.7
All other sovereign government(3)	2,210.2	2,194.9
Canadian provincials	284.1	45.0
U.S. states and municipalities	262.7	387.2
Corporate and other(4)(5)	9,451.9	6,873.9
Receivable from counterparties to derivative contracts	256.1	158.9
Insurance contract receivables	7,907.5	6,883.2
Recoverable from reinsurers	13,115.8	12,090.5
Other assets(6)	2,024.6	1,881.3
Total gross credit risk exposure	62,691.2	58,343.0
(1)	Represented together 30.3% of the company’s total investment portfolio at December 31, 2022 (December 31, 2021 - 9.5%) and considered by the company to have nominal credit risk.
(2)

Comprised primarily of bonds issued by the governments of Canada, the United Kingdom and Singapore with fair values at December 31, 2022 of $1,923.5, $180.6 and $91.3 respectively (December 31, 2021 - $614.6, $7.7 and $95.1).

(3)

Comprised primarily of bonds issued by the governments of Brazil, Greece, Spain and Poland with fair values at December 31, 2022 of $744.2, $690.1, $216.2 and $126.9 respectively (December 31, 2021 - $415.4, $844.7, $297.5, and $78.5).

(4)	Represents 17.0% of the company’s total investment portfolio at December 31, 2022 compared to 13.0% at December 31, 2021, with the increase principally related to net purchases of short to mid-dated high quality corporate bonds of $2,331.9 and net purchases of unrated first mortgage loans of $870.2.
(5)	Includes the company’s investments in first mortgage loans at December 31, 2022 of $2,500.7 (December 31, 2021 - $1,659.4) secured by real estate predominantly in the U.S., Europe and Canada as described in note 5.
(6)	Excludes assets associated with unit-linked insurance products of $676.5 at December 31, 2022 (December 31, 2021 – $637.1) for which credit risk is not borne by the company, and income taxes refundable of $67.1 at December 31, 2022 (December 31, 2021 - $58.3) that are considered to have nominal credit risk.

Schedule of investments in debt instruments

	December 31, 2022			December 31, 2021
	Amortized	Fair		Amortized	Fair
Issuer Credit Rating	cost	value	%	cost	value	%
AAA/Aaa	17,119.4	16,721.6	57.7	5,248.2	5,237.3	36.1
AA/Aa	858.3	847.6	2.9	435.0	437.7	3.0
A/A	2,409.6	2,330.6	8.0	1,838.4	1,865.5	12.8
BBB/Baa	3,410.3	3,348.7	11.5	1,749.9	1,914.6	13.2
BB/Ba	2,114.9	1,917.2	6.6	1,840.9	1,808.3	12.4
B/B	48.2	49.6	0.2	115.0	114.8	0.8
Lower than B/B	79.7	80.0	0.3	58.4	62.9	0.4
Unrated(1)(2)	3,928.2	3,705.9	12.8	2,935.3	3,092.5	21.3
Total	29,968.6	29,001.2	100.0	14,221.1	14,533.6	100.0
(1)	Comprised primarily of the fair value of the company’s investments in Blackberry Limited of $285.0 (December 31, 2021 - $535.1), JAB Pet Holdings Ltd. of $239.1 (December 31, 2021 - nil) and Mosaic Capital of $81.7 (December 31, 2021 – $129.3).
(2)	Includes the company’s investments in first mortgage loans at December 31, 2022 of $2,500.7 (December 31, 2021 - $1,659.4) secured by real estate predominantly in the U.S., Europe and Canada, with weighted average loan-to-value ratio of approximately 60%, reducing the company’s credit risk exposure related to these investments.

Schedule of credit risk related to derivative contract counterparties

	December 31,	December 31,
	2022	2021
Total derivative assets(1)	256.1	158.9
Obligations that may be offset under net settlement arrangements	(33.0)	(9.6)
Fair value of collateral deposited for the benefit of the company(2)	(216.0)	(116.5)
Excess collateral pledged by the company in favour of counterparties	4.6	4.8
Net derivative counterparty exposure after net settlement and collateral arrangements	11.7	37.6
(1)	Excludes equity warrants, equity call options, AVLNs entered with RiverStone Barbados and other derivatives which are not subject to counterparty risk.
(2)	Excludes excess collateral pledged by counterparties of $68.4 at December 31, 2022 (December 31, 2021 - $22.5).

Schedule of gross recoverable from reinsurers

	December 31, 2022			December 31, 2021
		Outstanding			Outstanding
	Gross	balances for	Net unsecured	Gross	balances for	Net unsecured
	recoverable	which security	recoverable	recoverable	which security	recoverable
A.M. Best Rating (or S&P equivalent)	from reinsurers	is held	from reinsurers	from reinsurers	is held	from reinsurers
A++	600.3	24.2	576.1	568.2	27.2	541.0
A+	6,631.3	444.1	6,187.2	5,905.9	494.4	5,411.5
A	3,750.9	205.9	3,545.0	3,899.8	227.3	3,672.5
A-	478.4	53.6	424.8	371.9	43.9	328.0
B++	55.3	4.3	51.0	50.8	4.6	46.2
B+	0.8	—	0.8	0.5	0.3	0.2
B or lower	10.6	—	10.6	20.2	0.1	20.1
Not rated	998.8	506.5	492.3	1,004.0	576.7	427.3
Pools and associations	761.3	6.6	754.7	447.9	7.1	440.8
	13,287.7	1,245.2	12,042.5	12,269.2	1,381.6	10,887.6
Provision for uncollectible reinsurance	(171.9)		(171.9)	(178.7)		(178.7)
Recoverable from reinsurers	13,115.8		11,870.6	12,090.5		10,708.9

Schedule of maturity profile of the financial and insurance liabilities

	December 31, 2022
	3 months	3 months			More than
	or less	to 1 year	1 - 3 years	3 - 5 years	5 years	Total
Accounts payable and accrued liabilities(1)	1,521.1	1,158.4	1,090.7	395.9	564.7	4,730.8
Insurance contract payables(2)	939.9	2,600.7	242.2	39.5	661.2	4,483.5
Provision for losses and loss adjustment expenses	3,428.6	8,506.6	10,944.1	5,965.6	9,474.3	38,319.2
Provision for life policy benefits	45.5	161.0	455.6	631.8	1,235.8	2,529.7
Borrowings - holding company and insurance and reinsurance companies:
Principal	0.1	0.2	1,051.4	904.2	4,704.4	6,660.3
Interest	84.3	209.2	567.0	462.2	598.9	1,921.6
Borrowings - non-insurance companies:
Principal	254.5	117.3	781.9	61.3	798.2	2,013.2
Interest	26.9	69.0	148.6	83.6	83.1	411.2
	6,300.9	12,822.4	15,281.5	8,544.1	18,120.6	61,069.5

	December 31, 2021
	3 months	3 months			More than
	or less	to 1 year	1 - 3 years	3 - 5 years	5 years	Total
Accounts payable and accrued liabilities(1)	1,586.6	821.6	1,131.3	399.1	519.7	4,458.3
Insurance contract payables(2)	1,026.7	1,970.0	346.4	16.1	611.6	3,970.8
Provision for losses and loss adjustment expenses	2,925.1	7,033.9	10,662.4	5,391.2	8,410.2	34,422.8
Provision for life policy benefits	72.0	162.7	585.0	575.7	1,280.4	2,675.8
Borrowings - holding company and insurance and reinsurance companies:
Principal	0.1	0.2	283.1	1,270.8	4,614.8	6,169.0
Interest	66.0	193.8	520.0	445.6	584.9	1,810.3
Borrowings - non-insurance companies:
Principal	512.2	72.2	270.8	41.3	736.8	1,633.3
Interest	38.3	35.9	99.8	78.9	114.9	367.8
	6,227.0	10,290.3	13,898.8	8,218.7	16,873.3	55,508.1
(1)	Excludes pension and post retirement liabilities (note 21), deferred gift card, hospitality and other revenue, accrued interest expense and other. The maturity profile of lease liabilities included in the table above is presented in note 22.
(2)	Excludes ceded deferred premium acquisition costs.

Schedule of maturity profile of the derivative obligations

	December 31, 2022				December 31, 2021
	3 months	3 months	More than		3 months	3 months	More than
	or less	to 1 year	1 year	Total	or less	to 1 year	1 year	Total
Equity total return swaps - long positions	19.1	0.3	—	19.4	1.8	0.1	—	1.9
Foreign currency forward and swap contracts	51.1	5.0	50.7	106.8	26.4	5.0	46.0	77.4
Other derivative contracts	25.6	38.5	0.7	64.8	46.5	26.7	0.4	73.6
	95.8	43.8	51.4	191.0	74.7	31.8	46.4	152.9

Schedule of potential impact of changes in interest rates on fixed income portfolio

	December 31, 2022			December 31, 2021
	Fair value of	Hypothetical	Hypothetical	Fair value of	Hypothetical	Hypothetical
	fixed income	change in net	% change	fixed income	change in net	% change
	portfolio	earnings(1)	in fair value(1)	portfolio	earnings(1)	in fair value(1)
Change in interest rates
200 basis point increase	27,944.0	(852.9)	(3.7)	13,984.0	(418.4)	(3.8)
100 basis point increase	28,461.5	(435.4)	(1.9)	14,239.6	(224.3)	(2.0)
No change	29,001.2	—	—	14,533.6	—	—
100 basis point decrease	29,616.2	496.4	2.1	14,900.9	280.6	2.5
200 basis point decrease	30,289.0	1,039.7	4.4	15,327.9	607.5	5.5
(1)	Includes the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2022 of $183.7 (December 31, 2021 - $1,691.3).

Schedule of net equity exposures and financial effects

					Year ended	Year ended
					December 31,	December 31,
	December 31, 2022		December 31, 2021		2022	2021
	Exposure/		Exposure/		Pre-tax	Pre-tax
	Notional	Carrying	Notional	Carrying	earnings	earnings
	amount	value	amount	value	(loss)	(loss)
Long equity exposures:
Common stocks	5,234.4	5,234.4	5,845.5	5,845.5	(242.7)	1,333.4
Preferred stocks – convertible(1)	44.2	44.2	54.5	54.5	(4.4)	2.8
Bonds – convertible	414.5	414.5	583.4	583.4	(237.0)	101.3
Investments in associates(1)(2)(3)	8,183.3	6,786.6	7,192.1	5,496.6	45.1	52.7
Sale and deconsolidation of non-insurance subsidiaries(4)	—	—	—	—	4.4	190.3
Equity derivatives(5)	2,076.0	269.4	2,590.2	455.3	190.8	631.6
Long equity exposures and financial effects	15,952.4	12,749.1	16,265.7	12,435.3	(243.8)	2,312.1
(1)	Excludes the company’s insurance and reinsurance investments in associates and joint ventures and certain other equity and equity-related holdings which are considered long term strategic holdings. See note 6.
(2)	Pre-tax earnings (loss) excludes share of profit (loss) of associates, and includes gain (loss) on sale of non-insurance associates and joint ventures.
(3)	During 2021 the company sold a portion of its investment in IIFL Finance for cash proceeds of $113.7 (8.6 billion Indian rupees) and recorded a net realized gain of $42.0 in the consolidated statement of earnings as described in note 6.
(4)	Principally comprised of the sale of Toys “R” Us Canada, the privatization of Mosaic Capital and Fairfax India’s sale of Privi during 2021.
(5)	Includes net gains on investments of $255.4 (2021 - $222.7) recognized on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares.

Schedule of potential impact on net earnings due to changes in global equity markets

	December 31, 2022
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	9,297.5	8,531.9	7,769.1	7,010.3	6,258.5
Hypothetical $ change in net earnings	1,301.9	649.8	—	(646.8)	(1,287.8)
Hypothetical % change in fair value	19.7	9.8	—	(9.8)	(19.4)

	December 31, 2021
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	10,861.1	9,966.1	9,073.6	8,184.4	7,297.3
Hypothetical $ change in net earnings	1,549.7	773.5	—	(770.6)	(1,538.8)
Hypothetical % change in fair value	19.7	9.8	—	(9.8)	(19.6)

Schedule of pre-tax foreign exchange effects included in net gains (losses) on investments

The pre-tax foreign exchange effects included in net gains (losses) on investments in the company’s consolidated statements of earnings for the years ended December 31 were as follows:

	2022	2021
Net gains (losses) on investments:
Investing activities	(366.5)	(122.3)
Underwriting activities	8.6	41.2
Foreign currency contracts	53.6	(12.0)
Foreign currency net losses	(304.3)	(93.1)

Schedule of foreign currency effects on the consolidated statement of earnings

Foreign currency effects on the consolidated statement of earnings

					British
	Canadian dollar		Euro		pound sterling		Indian rupee
	2022	2021	2022	2021	2022	2021	2022	2021
Assets	1,751.0	1,863.4	1,033.2	905.5	1,739.4	1,748.6	1,872.9	2,795.0
Liabilities	(791.0)	(671.6)	(1,275.4)	(1,134.2)	(2,252.8)	(2,156.6)	(252.9)	(273.7)
Net asset exposure before hedge of net investment	960.0	1,191.8	(242.2)	(228.7)	(513.4)	(408.0)	1,620.0	2,521.3
Notional long (short) amount of foreign currency forward contracts	(1,258.2)	(1,251.2)	(208.7)	(84.9)	87.0	(8.4)	3.4	4.2
Net asset (liability) exposure after foreign currency forward contracts	(298.2)	(59.4)	(450.9)	(313.6)	(426.4)	(416.4)	1,623.4	2,525.5

Hypothetical change in pre-tax earnings (loss)	29.8	5.9	45.1	31.4	42.6	41.6	(162.3)	(252.6)
Hypothetical change in net earnings (loss)	23.7	1.7	36.6	26.9	37.6	35.5	(161.2)	(235.8)

Schedule of foreign currency effects on the consolidated statement of other comprehensive income

Foreign currency effects on the consolidated statement of other comprehensive income

					British
	Canadian dollar		Euro		pound sterling		Indian rupee
	2022	2021	2022	2021	2022	2021	2022	2021
Assets	11,055.5	11,028.6	8,269.4	7,549.2	1,783.3	1,793.8	3,697.6	3,663.6
Liabilities	(7,129.0)	(6,719.6)	(6,844.3)	(6,066.3)	(1,339.1)	(1,292.7)	(1,251.3)	(1,184.8)
Net asset exposure before hedge of net investment	3,926.5	4,309.0	1,425.1	1,482.9	444.2	501.1	2,446.3	2,478.8
Hedge of net investment	(2,057.7)	(2,205.5)	(792.2)	(842.4)	—	—	—	—
Net asset exposure after hedge of net investment	1,868.8	2,103.5	632.9	640.5	444.2	501.1	2,446.3	2,478.8

Hypothetical change in pre-tax other comprehensive income (loss)	(186.9)	(210.4)	(63.3)	(64.1)	(44.4)	(50.1)	(244.6)	(247.9)
Hypothetical change in other comprehensive income (loss)	(181.3)	(209.3)	(35.7)	(40.0)	(43.5)	(49.1)	(228.0)	(230.5)

Schedule of capital management

			Excluding consolidated non-
	Consolidated		insurance companies
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Holding company cash and investments (net of derivative obligations)	1,326.4	1,446.2	1,326.4	1,446.2
Borrowings – holding company	5,887.6	5,338.6	5,887.6	5,338.6
Borrowings – insurance and reinsurance companies	733.4	790.7	733.4	790.7
Borrowings – non-insurance companies	2,003.9	1,623.7	—	—
Total debt	8,624.9	7,753.0	6,621.0	6,129.3
Net debt(1)	7,298.5	6,306.8	5,294.6	4,683.1
Common shareholders’ equity	15,340.7	15,049.6	15,340.7	15,049.6
Preferred stock	1,335.5	1,335.5	1,335.5	1,335.5
Non-controlling interests	3,659.6	4,930.2	1,969.2	2,931.4
Total equity	20,335.8	21,315.3	18,645.4	19,316.5
Net debt/total equity	35.9%	29.6%	28.4%	24.2%
Net debt/net total capital(2)	26.4%	22.8%	22.1%	19.5%
Total debt/total capital(3)	29.8%	26.7%	26.2%	24.1%
Interest coverage(4)	5.2x	10.6x	5.9x (6)	13.0x (6)
Interest and preferred share dividend distribution coverage(5)	4.5x	9.4x	4.9x (6)	11.1x (6)
(1)	Net debt is calculated by the company as total debt less holding company cash and investments (net of derivative obligations).
(2)	Net total capital is calculated by the company as the sum of total equity and net debt.
(3)	Total capital is calculated by the company as the sum of total equity and total debt.
(4)	Interest coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings, divided by interest expense on borrowings.
(5)	Interest and preferred share dividend distribution coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings divided by the sum of interest expense on borrowings and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.
(6)	Excludes earnings (loss) before income taxes, and interest expense on borrowings, of consolidated non-insurance companies.